Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2015 and 2014 were as follows:

	2016	2015 (1)
Future minimum lease payments receivable	$269,256	$381,561
Less unearned income	(32,022)	(49,769)
Net investment in direct financing and sales-type leases	$237,234	$331,792
Amounts due within one year	$64,951	$86,404
Amounts due beyond one year	172,283	245,388
Net investment in direct financing and sales-type leases	$237,234	$331,792

(1)

Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2016, the aging would be as follows:

1-30 days past due	$4,592
31-60 days past due	937
61-90 days past due	—
Greater than 90 days past due	5,675
Total past due	11,204
Current	258,052
Total future minimum lease payments	$269,256

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2016 and 2015 are as follows:

Balance as of December 31, 2014	$1,143
Additions charged to expense	2,745
Write-offs	(5)
Balance as of December 31, 2015	3,883
Additions charged to expense	9,140
Write-offs	(2,083)
Balance as of December 31, 2016	$10,940

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2016:

Year ending December 31:
2017	$77,765
2018	65,021
2019	45,582
2020	28,281
2021 and thereafter	52,607
Total future minimum lease payments receivable	$269,256